APPROPRIATED RESERVES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Appropriated Reserves [Abstract]
Disclosure of reserves within equity [text block]
As of December 31, 2017 and 2016 the appropriated retained earnings consist of the following:

Concept	December 31, 2017	December 31, 2016
In millions of COP
Appropriation of net income (1)	8,709,922	6,871,092
For Fiscal provisions (3)	196,318	551,341	(2)
Others	138,915	49,976
Total Appropiated reserves	9,045,155	7,472,409

(1)
The legal reserve fulfills two objetives: to increase and maintain the company's capital and to absorb economic losses. Based on the aforementioned, this amount shall not be distributed in dividends to the stockholders.

(2)	Pursuant to Decree 2336 of 1995, a reserve was established until 2016 for profits related to the valuation of investmentes held for trading purposes by the Bank.
(3)
Pursuant to Article 130 of Tax Statute, a non-distributable reserve to the shareholders must be established for the 70% of the diference between the accounting and the tax depreciation, when the tax depreciation is greater than the accounting depreciation.